ACCOUNTS PAYABLE AND ACCRUED EXPENSES - DSS HOLDINGS L.P. AND SUBSIDIARIES	9 Months Ended
Dec. 31, 2018
DSS holding
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

6.           ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following as of December 31, 2018 and March 31, 2018:

	December 31,	March 31,
	2018	2018
Trade accounts payable and accrued expenses	$11,071,089	$12,505,896
Accrued vessel and voyage expenses	13,845,142	9,406,128
Accrued interest	400,315	214,285
Total accounts payable and accrued expenses	$25,316,546	$22,126,309